Average Annual Total Returns - Semiconductor UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		Dow Jones U.S. SemiconductorsSM Index OneYear		Dow Jones U.S. SemiconductorsSM Index FiveYears		Dow Jones U.S. SemiconductorsSM Index TenYears
Total	60.77%	39.26%	25.86%	Jun. 19, 2000	60.77%	35.93%	24.30%	35.98%	31.33%	21.83%	59.14%	37.86%	24.61%	Jun. 19, 2000	18.40%	[1]	15.22%	[1]	13.88%	[1]	47.33%	[1]	29.78%	[1]	20.54%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.